Share capital, stock options and other stock-based plans (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allocated Share-based Compensation Expense	$ 9,683	$ 14,283	$ 12,468
Research and development
Allocated Share-based Compensation Expense	1,749	2,195	2,251
General and administrative
Allocated Share-based Compensation Expense	5,884	10,201	6,752
Sales and marketing
Allocated Share-based Compensation Expense	$ 2,050	$ 1,887	$ 3,465